RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 08, 2017	Oct. 10, 2013	Aug. 11, 2013	Jul. 25, 2013	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accrued expenses					$ 63,000		$ 865,846	$ 613,846
Proceeds from shareholder loans					29,500	$ 81,500	97,000	216,500
Principal payments on shareholder loans					40,000
Accrued interest					29,728		20,905	10,259
Note payable, related parties					$ 522,000		$ 532,500	$ 435,500
Interest rate					2.15%
Common stock, shares issued			1,000,000
Series A Convertible Preferred Stock issued					50,000,000		50,000,000	50,000,000
Chief Executive Officer [Member]
Proceeds from shareholder loans					$ 29,500
Principal payments on shareholder loans					40,000
Officers and directors r [Member]
Shares issued	16,530,769
Accrued compensation	$ 991,846
Dr. Santilli [Member]
Accrued expenses							$ 865,846
Accrued interest							20,905
Note payable, related parties							$ 532,500
Interest rate							2.15%
Annual salary					$ 180,000		$ 180,000
Percenatge of common stock					0.01%		0.01%
Management fees Payables and Accruals					$ 135,000
Accrued fees					708,461
Accrued consulting fees					$ 45,000
Common stock, shares issued					11,807,692
Series A Convertible Preferred Stock issued							50,000,000
Carla Santilli [Member]
Accrued expenses							$ 613,846
Accrued interest							10,259
Note payable, related parties							435,500
Discription of convertible preferred stock		The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.
Annual salary					$ 72,000		$ 72,000
Percenatge of common stock					0.005%		0.005%
Management fees Payables and Accruals					$ 54,000
Accrued fees					283,385
Accrued consulting fees					$ 18,000
Common stock, shares issued					4,723,077
Series A Convertible Preferred Stock issued							50,000,000
Related parties [Member]
Shares issued	16,530,769
Accrued compensation	$ 991,846
Common stock, shares issued	16,530,769
Dr. Ruggero M. Santilli [Member]
Restricted common stock, shares				2,940,000
Percentage of common stock issued and outstanding shares				98.00%
Hadronic Technologies Press, Inc [Member]
Discription of convertible preferred stock		The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.
Series A Convertible Preferred Stock issued		50,000,000
Preferred stock, value at par value of common stock equivalents		500,000